O’Shaughnessy Market Leaders Value Fund
Schedule of Investments
at October 31, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS - 90.97%
	Aerospace & Defense - 1.49%
3,683	L3Harris Technologies, Inc.	$907,749
5,162	Northrop Grumman Corp.	2,833,990
		3,741,739
	Biotechnology - 2.66%
24,693	Amgen, Inc.	6,675,753

	Building Products - 3.97%
75,179	Builders FirstSource, Inc. *	4,635,537
115,361	Masco Corp.	5,337,754
		9,973,291
	Capital Markets - 2.76%
21,316	Ameriprise Financial, Inc.	6,589,203
4,156	Morgan Stanley	341,499
		6,930,702
	Chemicals - 3.59%
29,597	Celanese Corp.	2,844,863
52,963	Dow, Inc.	2,475,491
32,888	Eastman Chemical Co.	2,526,127
21,750	Mosaic Co.	1,169,063
		9,015,544
	Commercial Banks - 10.68%
52,715	Bank of America Corp.	1,899,849
105,181	Bank of New York Mellon Corp.	4,429,171
205,969	Citigroup, Inc.	9,445,737
43,272	Comerica, Inc.	3,050,676
177,819	KeyCorp	3,177,626
104,201	Wells Fargo & Co.	4,792,204
		26,795,263
	Consumer Finance - 4.60%
19,487	Capital One Financial Corp.	2,066,012
42,551	Discover Financial Services	4,444,877
141,393	Synchrony Financial	5,027,935
		11,538,824
	Containers & Packaging - 2.84%
319,145	Amcor PLC #	3,695,700
11,411	Crown Holdings, Inc.	782,680
78,848	International Paper Co.	2,650,081
		7,128,461
	Distributors - 0.63%
28,196	LKQ Corp.	1,568,825

	Diversified Financial Services - 1.31%
107,505	Equitable Holdings, Inc.	3,291,803

	Diversified Telecommunication Services - 2.58%
91,651	AT&T, Inc.	1,670,798
652,164	Lumen Technologies, Inc.	4,799,927
		6,470,725
	Health Care Providers & Services - 6.67%
84,173	Cardinal Health, Inc.	6,388,732
11,167	HCA Holdings, Inc.	2,428,487
4,138	McKesson Corp.	1,611,213
43,893	Quest Diagnostics, Inc.	6,305,229
		16,733,661
	Hotels, Restaurants & Leisure - 2.41%
18,315	Darden Restaurants, Inc.	2,621,609
10,328	Domino’s Pizza, Inc.	3,431,375
		6,052,984
	Household Durables - 2.78%
4,397	Lennar Corp. - Class A	354,838
903	NVR, Inc. *	3,826,688
41,640	PulteGroup, Inc.	1,665,184
8,155	Whirlpool Corp.	1,127,347
		6,974,057
	Insurance - 7.51%
111,638	American International Group, Inc.	6,363,367
20,693	Hartford Financial Services Group, Inc.	1,498,380
81,813	Loews Corp.	4,664,977
55,058	MetLife, Inc.	4,030,796
4,493	Principal Financial Group, Inc.	395,968
17,876	Prudential Financial, Inc.	1,880,376
		18,833,864
	IT Services - 1.87%
15,563	Gartner, Inc. *	4,698,781

	Media - 2.46%
6,122	Charter Communications, Inc. - Class A *	2,250,570
222,667	Liberty Global PLC - Class C *#+	3,932,299
		6,182,869
	Oil, Gas & Consumable Fuels - 12.06%
126,857	APA Corp.	5,766,919
2,318	ConocoPhillips	292,277
56,480	Devon Energy Corp.	4,368,728
139,547	Kinder Morgan, Inc.	2,528,592
183,387	Marathon Oil Corp.	5,584,134
103,080	Marathon Petroleum Corp.	11,711,949
		30,252,599
	Road & Rail - 1.72%
21,867	Union Pacific Corp.	4,310,860

	Semiconductors & Semiconductor Equipment - 1.14%
6,973	KLA Corp.	2,206,606
4,458	NXP Semiconductors NV #	651,225
		2,857,831
	Software - 4.90%
15,069	Fair Isaac Corp. *	7,215,640
64,910	Oracle Corp.	5,067,524
		12,283,164
	Specialty Retail - 4.21%
2,310	AutoZone, Inc. *	5,850,952
17,005	Best Buy Co., Inc.	1,163,312
17,328	Lowe’s Cos., Inc.	3,378,093
1,500	Williams-Sonoma, Inc.	185,745
		10,578,102
	Technology Hardware, Storage & Peripherals - 2.10%
190,979	HP, Inc.	5,274,840

	Tobacco - 4.03%
218,653	Altria Group, Inc.	10,117,074

	Total Common Stocks (Cost $216,942,660)	228,281,616

	REITS - 8.52%
	Equity Real Estate Investment Trusts (REITs) - 8.52%
23,450	Boston Properties, Inc.	1,704,815
216,232	Host Hotels & Resorts, Inc.	4,082,460
61,053	Regency Centers Corp.	3,694,317
25,146	Simon Property Group, Inc.	2,740,411
296,057	Weyerhaeuser Co.	9,157,043
	Total REITS (Cost $23,500,984)	21,379,046

	Total Investments in Securities (Cost $240,443,644) - 99.49%	249,660,662
	Other Assets in Excess of Liabilities - 0.51%	1,284,217
	Net Assets - 100.00%	$250,944,879

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
+	Non-voting shares.
REIT-	Real Estate Investment Trust

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,Inc. and Standard & Poor’s Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O’Shaughnessy Market Leaders Value Fund
Summary of Fair Value Disclosure at October 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establish a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2022:

O’Shaughnessy Market Leaders Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$12,653,594	$-	$-	$12,653,594
Consumer Discretionary	25,173,970	-	-	25,173,970
Consumer Staples	10,117,074	-	-	10,117,074
Energy	30,252,599	-	-	30,252,599
Financials	67,390,456	-	-	67,390,456
Health Care	23,409,413	-	-	23,409,413
Industrials	18,025,890	-	-	18,025,890
Information Technology	25,114,615	-	-	25,114,615
Materials	16,144,005	-	-	16,144,005
Total Common Stocks	228,281,616	-	-	228,281,616
REITs	21,379,046	-	-	21,379,046
Total Investments in Securities	$249,660,662	$-	$-	$249,660,662

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.